Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Other Liabilities, Excluding Capital Lease Obligations, Noncurrent	$ 411	$ 427
Current Assets:
Allowance for accounts receivable	55	93
Accumulated depreciation	$ 1,871	$ 1,787
Stockholders' Equity:
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	38,530,416	38,530,416
Common stock, shares outstanding	38,530,416	38,530,416